Borrowings and Lines of Credit Borrowings and Lines of Credit (LT Debt Narrative) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016
Debt Instrument [Line Items]
Debt Percentage Bearing Variable Interest Rate	9.00%	9.00%	7.00%
Gain (Loss) on Extinguishment of Debt	$ 164
Average Years of Maturity of Long Term Debt	11 years	11 years
LIBOR plus 0.350% floating rate notes due 2019
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 01, 2016	Nov. 01, 2016
Proceeds from Issuance of Debt	$ 350
Debt Instrument, Maturity Year Date	2019	2019
EURIBOR plus 0.15% floating rate notes due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 13, 2017	Nov. 13, 2017
Proceeds from Issuance of Debt | €		€ 750
Debt Instrument, Maturity Year Date	2019	2019
EURIBOR plus 0.800% floating rate notes due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Feb. 22, 2016	Feb. 22, 2016
Proceeds from Issuance of Debt | €		€ 750
Debt Instrument, Maturity Year Date	2018	2018
Notes 1.125% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Feb. 22, 2016	Feb. 22, 2016
Proceeds from Issuance of Debt | €		€ 950
Debt Instrument, Maturity Year Date	2021	2021
Notes 1.875% Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Feb. 22, 2016	Feb. 22, 2016
Proceeds from Issuance of Debt | €		€ 500
Debt Instrument, Maturity Year Date	2026	2026
Notes 2.300% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 04, 2017	May 04, 2017
Proceeds from Issuance of Debt	$ 500
Debt Instrument, Maturity Year Date	2022	2022
Notes 1.900% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 04, 2017	May 04, 2017
Proceeds from Issuance of Debt	$ 1,000
Debt Instrument, Maturity Year Date	2020	2020
Notes 2.800% Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 04, 2017	May 04, 2017
Proceeds from Issuance of Debt	$ 800
Debt Instrument, Maturity Year Date	2024	2024
Notes 3.125% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 04, 2017	May 04, 2017
Proceeds from Issuance of Debt	$ 1,100
Debt Instrument, Maturity Year Date	2027	2027
Notes 4.050% Due 2047 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 04, 2017	May 04, 2017
Proceeds from Issuance of Debt	$ 600
Debt Instrument, Maturity Year Date	2047	2047
Notes 1.500% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 01, 2016	Nov. 01, 2016
Proceeds from Issuance of Debt	$ 650
Debt Instrument, Maturity Year Date	2019	2019
Notes 1.950% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 01, 2016	Nov. 01, 2016
Proceeds from Issuance of Debt	$ 750
Debt Instrument, Maturity Year Date	2021	2021
Notes 2.650% Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 01, 2016	Nov. 01, 2016
Proceeds from Issuance of Debt	$ 1,150
Debt Instrument, Maturity Year Date	2026	2026
Notes 3.750% Due 2046 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 01, 2016	Nov. 01, 2016
Proceeds from Issuance of Debt	$ 1,100
Debt Instrument, Maturity Year Date	2046	2046
Notes 5.375% Due 2017 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	Dec. 01, 2016	Dec. 01, 2016
Repayments of Debt	$ 1,000
Notes 6.125% Due 2019 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	Dec. 01, 2016	Dec. 01, 2016
Repayments of Debt	$ 1,250